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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2015

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

Michigan (24.6%)
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$373,084
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	495,315
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	383,744
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	487,925
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022 (Pre-refunded)	280,000	283,265
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	45,512
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	282,283
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	508,545
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	510,570
Michigan State University General Revenue, Stepped coupon, 3%, August 2045	500,000	505,910
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, (Q-SBLF enhanced)	400,000	439,200
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	800,552
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	529,770
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	714,642

	6,210,000	6,360,317

All Other States and Territories (72.5%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured) (Pre-refunded)	180,000	189,842
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	204,229
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	274,963
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	391,755
Colorado State Board of Governors, University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	170,000	182,951
Colorado State Board of Governors University, Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	31,997
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	540,265
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	456,363
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	423,360
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured) (Pre-refunded)	425,000	436,241
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	533,755
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	525,340

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2015

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

All Other States and Territories (continued)
Georgia State Housing and Finance Authority, 3.5%, December 2030	$300,000	$293,340
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	505,045
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2031 (National insured)	350,000	364,126
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2041	250,000	275,625
Hawaii State, Series DN, 5.5%, August 2028	500,000	562,500
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	479,992
Illinois Finance Authority, 4%, October 2033	250,000	259,780
Southern Illinois University, Revenue, 5%, April 2026 (National insured)	750,000	770,302
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	553,055
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	507,408
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,014,751
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	175,000	183,376
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	548,565
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	246,800
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	258,003
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	317,976
Las Vegas Valley, Nevada, Water District, 5%, February 2037	250,000	269,538
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	245,000	266,516
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	566,865
New York State Mortgage Agency, 3.1%, April 2028	200,000	194,702
North Dakota State, North Dakota Housing Finance Agency, Series E Housing Finance Program, 4.75%, July 2030	50,000	52,058
North Dakota State, North Dakota Housing Finance Agency, Series B Housing Finance Program, 3.05%, January 2025	100,000	98,499
Pennsylvania State, Series 1, 4%, June 2033	550,000	557,012
Pennsylvania State, Second Series, 4%, August 2035	500,000	503,295
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	613,149
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	441,888
Crosby, Texas, Independent School District, 5%, February 2043 (PSF guaranteed)	250,000	279,445
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	60,167
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	604,753
University of Houston, Texas, Revenue, 3%, February 2028	340,000	331,259
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	457,788
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	277,763
Virginia College, Building Authority, Series B, 4%, February 2028	250,000	266,800
University of Washington, Revenue, 4.5%, April 2035	330,000	354,631
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	388,670
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	319,792

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2015

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

All Other States and Territories (continued)
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	$240,000	$243,948
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	277,550

	17,680,000	18,757,793

Total bonds	23,890,000	25,118,110

Money Market Fund (2.2%)
Goldman Sachs Financial Square Tax-Free Money Market, 0.01%*	573,431	573,431

Total investment portfolio	$24,463,431	25,691,541

Other assets less liabilities (0.7% )		188,137

Net assets (100%)		$25,879,678

*	Seven-day yield

Notes to Investment Portfolio:

On June 30, 2015, the cost on a tax basis of investments in securities was $24,319,956. Net unrealized appreciation totaled $798,154 of which $979,561 related to appreciated securities and $181,407 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$25,118,110	$—
Money market fund	573,431	—	—

Total	$573,431	$25,118,110	$—

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	July 29, 2015

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	July 29, 2015

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.